Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 11,516,908	$ 32,953,765
Sale of software products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	348,625	102,705
Sale of hardware products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	273,863	2,539
Technology development service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,271,952	8,039,536
M&S service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	822,760	670,959
Sale of cloud platform products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 7,799,708	$ 24,138,026